DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Net fair values of derivative financial instruments
The net fair values of derivative financial instruments as of December 31, 2023 and 2022 were as follows:

	As of December 31,
	2023	2022

Contracts with positive fair value
Commodities contracts	247	—
Foreign exchange contracts	15,159	227

	15,406	227

Contracts with negative fair value
Interest rate swap contracts	—	(1)
Commodities contracts	(6,190)	(504)
Foreign exchange contracts	(2,030)	—

	(8,220)	(505)
Derivative financial instruments breakdown is as follows:
(a) Interest rate contracts
Fluctuations in market interest rates create a degree of risk by affecting the amount of the Company’s interest payments and the value of its floating-rate debt. As of December 31, 2023, most of the Company’s long-term borrowings were at variable rates, except for the debentures issued by Usiminas.

During 2012 and 2013, Tenigal entered into several forward starting interest rate swap agreements in order to fix the interest rate to be paid over an aggregate amount of $100 million, at an average rate of 1.92%. These agreements became effective during July 2014, were due in July 2022 and were accounted for as cash flow hedges. As of December 31, 2023 and 2022, there were no outstanding cash flow hedge reserve related to these agreements.

Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Interest rate derivatives
	Gross amount	Income tax	Total

As of December 31, 2021	(60)	20	(40)

(Decrease) / Increase	1	(1)	—
Reclassification to income statement	59	(19)	40

As of December 31, 2022	—	—	—

(Decrease) / Increase	—	—	—
Reclassification to income statement	—	—	—

As of December 31, 2023	—	—	—
22.    DERIVATIVE FINANCIAL INSTRUMENTS (continued)

(b) Foreign exchange contracts
From time to time, Ternium’s subsidiaries enter into derivative agreements to manage their exposure to currencies other than the $, in accordance with the Company’s policy for derivative instruments.
During 2023, 2022 and 2021, Ternium Colombia S.A.S. has entered into non-deliverable forward agreements to manage the aggregate exposure arising from its balance sheet position in conjunction with expected future trade receivables denominated in its local currency. As of December 31, 2023, the notional amount on these agreements amounted to $81.2 million, out of which $37.6 million will be settling on January 2, 2024.
During 2023, 2022 and 2021, Ternium Mexico entered into several forward agreements mainly to manage the exchange rate exposure generated by future payables in EUR related to the investment plan in Pesquería among other standard liabilities in EUR. The notional amount hedged as of December 31, 2023, was EUR556.9 million. These agreements will be due up to September 2025 and have been accounted for as cash flow hedges. As of December 31, 2023, the aggregate notional amount on these agreements amounted to $605.3 million.
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Foreign exchange derivatives
	Gross amount	Income tax	Total

As of December 31, 2022	—	—	—

(Decrease) / Increase	22,721	(6,824)	15,897
Reclassification to income statement	—	—	—

As of December 31, 2023	22,721	(6,824)	15,897
Furthermore, during 2023 and 2022, Ternium Mexico has entered into non-deliverable forward agreements to manage the exposure of certain tax credits denominated in its local currency. As of December 31, 2023, there is no notional amount outstanding on these agreements.

During 2023, Ternium Guatemala entered into several non-deliverable forward agreements in order to manage the exchange rate exposure generated by trade receivables denominated in Guatemalan quetzals. As of December 31, 2023, the notional amount on these agreements amounted to $2.0 million.

During 2023, Ternium del Atlántico entered into several non-deliverable forward agreements to manage the aggregate exposure arising from its balance sheet position in conjunction with expected future trade receivables denominated in Colombian pesos. As of December 31, 2023, the notional amount on these agreements amounted to $94.7 million, out of which $40.0 million will be settling on January 2, 2024.

During 2023, Ternium Procurement entered into specific forward agreements in order to manage the exchange rate exposure generated by purchases of semi-finished steel products. As of December 31, 2023, the notional amount on these agreements amounted to $1.0 million.
22.    DERIVATIVE FINANCIAL INSTRUMENTS (continued)
The net fair values of the exchange rate derivative contracts as of December 31, 2023 and 2022 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2023	2022

EUR/$	Forward - Buy EUR	556.9 million EUR	15,159	258
COP/$	ND Forward - Sell COP	697.9 billion COP	(2,024)	227
GTQ/$	ND Forward - Sell GTQ	15.7 million GTQ	(6)	—
MXN/$	ND Forward - Sell MXN		—	(258)

			13,129	227
COP: Colombian pesos; EUR: Euros; $: US dollars; GTQ: Guatemalan quetzales; MXN: Mexican pesos.

(c) Commodities contracts
During 2023 and 2022, Ternium Mexico entered into swap agreements to mitigate the specific impact of the fluctuation of zinc price fluctuations affecting the manufacturing of galvanized products to be sold with a fixed zinc price. As of December 31, 2023, Ternium Mexico has several agreements outstanding with an aggregate notional amount of $8.4 million.

During 2023 and 2022, Mineraçao Usiminas, one of Usiminas’ subsidiaries, entered into forward agreements to manage the impact of the fluctuation of iron ore prices affecting its sales in the foreign market. As of December 31, 2023, Mineraçao Usiminas has several agreements outstanding with an aggregate notional amount of $57.8 million.